Average Annual Total Returns{- Fidelity® Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 - Fidelity® Long-Term Treasury Bond Index Fund	Fidelity Long-Term Treasury Bond Index Fund Return Before Taxes Past 1 year	Fidelity Long-Term Treasury Bond Index Fund Return Before Taxes Past 5 years	Fidelity Long-Term Treasury Bond Index Fund Return Before Taxes Past 10 years	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Long-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB010 Past 1 year	LB010 Past 5 years	LB010 Past 10 years
Total	17.81%	7.76%	7.68%	16.24%	6.48%	6.34%	10.90%	5.49%	5.52%	17.70%	7.85%	7.80%